Fair Value Measurements	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Fair Value Measurements
3. Fair Value Measurements
The following tables summarize the estimated value of cash equivalents and restricted cash (in thousands):

	March 31, 2022
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$38,140	$—	$—	$38,140
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$41,397	$—	$—	$41,397

	December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total	$59,291	$—	$—	$59,291

Financial assets and liabilities measured and recognized at fair value are as follows (in thousands):

	March 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$38,140	$—	$—	$38,140
Restricted cash:
Money market fund	3,257	—	—	3,257

Total Assets	$41,397	$—	$—	$41,397

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total Assets	$59,291	$—	$—	$59,291

No securities have contractual maturities of longer than one year. There were no transfers between Levels 1, 2, or 3 for any of the periods presented.
Preferred Stock Tranche Liability
The initial and subsequent fair values of the preferred stock tranche liability recognized in connection with the issuance of Series B redeemable convertible preferred stock financing were determined with the assistance of a third-party valuation specialist using significant inputs not observable in the market which constitute Level 3 measurements within the fair value hierarchy.
The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability for fiscal year 2020 on initial closing on October 22, 2020, second closing on December 28, 2020 and subsequent measurement as of December 31, 2020 using a Monte Carlo valuation model and/or Black-Scholes option pricing model:

	October 22, 2020 Initial Measurement Date		December 28 and December 31, 2020 Subsequent Measurement Dates
	Tranche 2 Call Option	Tranche 3 Call Option	Tranche Features 2 and 3 Call Option	Tranche 2 and 3 Forward Contracts
Estimated fair value of Series B redeemable convertible preferred stock(1)	$1.25	$1.25	$1.62	$1.62
Discount rate	0.12%	0.17%	0.11%	0.11%
Time to liquidity (years)	0.9	2.2	0.5	0.5
Expected volatility	54.9%	54.9%	73.8%	N/A
Probability of call option and forward contract	N/A	N/A	10%	90%
Strike Price	$1.6427	$1.6427	$1.6427	$1.6427
Value of each tranche feature	$0.143	$0.199	$0.326	$(0.023)

(1)	Fair value of the Series B redeemable convertible preferred stock was estimated using the Backsolve method.
The weighted-average fair value of the tranche features on a per share basis was $0.172 as of October 22, 2020, $0.012 as of December 28, 2020 and December 31, 2020 for a preferred stock tranche liability of $0.4 million as of December 31, 2020.
For the October 2020 issuance of Series B redeemable convertible preferred stock, certain investors received the right to participate in two additional closings at a fixed price which were valued as a call option (Note 6) when issued.
In connection with the December 2020 issuance of Series B redeemable convertible preferred stock, certain investors of Series B redeemable convertible preferred stock that held 48.65% of the Company’s outstanding shares and have 2 seats on the Company’s board of directors, forfeited their rights to participate in two additional closings of Series B redeemable convertible preferred stock which resulted in the measurement of the preferred stock tranche liability as a combination of a call option and forward contract.
In January 2021, the Company issued additional Series B redeemable convertible preferred stock and recorded an addition to the tranche liability of $33 thousand in recognition of the obligation to sell additional shares at a fixed price in the event that certain agreed-upon milestones are achieved or at the election of investors.
The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability as of March 31, 2021 using a Black-Scholes pricing model and a scenario analysis:

	March 31, 2021 (unaudited)
	Tranche 2	Tranche 3 (Public)		Tranche 3 (Staying Private)
	Forward	Call	No Value	Call	Forward	No Value
Estimated fair value of Series B redeemable convertible preferred stock(1)	$2.0796	$2.3386	N/A	$1.3023	$1.3023	N/A
Discount rate	0.03%	0.05%	N/A	0.06%	0.06%	N/A
Time to liquidity (years)	0.08	0.50	N/A	0.75	0.75	N/A
Probability of call option and forward contract	100.0%	25.0%	75.0%	45.0%	5.0%	50.0%
Strike price	$1.6427	$1.6427	N/A	$1.6427	$1.6427	N/A
Expected volatility	N/A	80.00%	N/A	80.00%	N/A	N/A
Value of each tranche feature	$0.437	$0.873	$—	$0.251	$(0.340)	$—

Total value of tranche feature (in millions)	$8.6		$4.3			$1.9

(1)
Fair value of the Series B redeemable convertible preferred stock for Tranche 3 was estimated using guideline IPO transactions for the public scenario and the Black-Scholes based option pricing model for the staying-private scenario, and for Tranche 2 was based on a weighting of the public and staying-private scenarios used for Tranche 3.

The total value of Tranche 2 was determined as a forward contract for a total of $8.6 million. The value of Tranche 3 was determined using public company and staying-private scenarios for a total value of $4.3 million and $1.9 million, respectively. The Company applied a 75% weighting to the public scenario and a 25% weighting to the staying-private scenario, resulting in a value of Tranche 3 rights of $3.7 million.
The weighted average fair value of the tranche feature on a per share basis was $0.312 as of March 31, 2021 for a total preferred stock tranche liability of $12.3 million resulting in a change in fair value of the preferred stock tranche liability of $11.8 million for the three months ended March 31, 2021.

In April 2021, the Company’s Board of Directors determined that certain technical milestones within the Series B agreements had been achieved and approved the notice to call tranches 2 and 3, subject to requisite stockholders’ written election and related waivers. The second and third closings occurred on May 14, 2021 and all shares of the Series B redeemable convertible preferred stock were acquired, thereby extinguishing the preferred stock tranche liability.

3. Fair Value Measurements
The following tables summarize the estimated value of cash equivalents, restricted cash and short-term investments (in thousands):

	December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	$—	$—	3,257

Total	$59,291	$—	$—	$59,291

	December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market fund	$30,387	$—	$—	$30,387
Restricted cash:
Money market fund	497	—	—	497

Total	$30,884	$—	$—	$30,884

Financial assets and liabilities measured and recognized at fair value are as follows (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$56,034	$—	$—	$56,034
Restricted cash:
Money market fund	3,257	—	—	3,257

Total Assets	$59,291	$—	$—	$59,291

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market fund	$30,387	$—	$—	$30,387
Restricted cash:
Money market fund	497			497

Total Assets	$30,884	$—	$—	$30,884

Liabilities:
Preferred stock tranche liability	$—	$—	$435	$435

Total Liabilities	$—	$—	$435	$435

No securities have contractual maturities of longer than one year. There were no transfers between Levels 1, 2, or 3 for any of the periods presented.
Convertible Notes
Due to certain embedded features within the convertible notes (Note 5), the Company elected to account for the convertible notes under the fair value option.
At issuance in August 2020, the convertible notes were recorded at fair value of $8.9 million, resulting in a loss on issuance of $0.9 million which is included in the change in fair value of convertible note.
The fair value of the convertible notes at issuance was determined using a probability-weighted income approach as the convertible notes contained various settlement outcomes. The following reflects the significant quantitative inputs used to fair value the convertible notes at issuance.

On Issuance
Interest rate	8.00%
Discount rate	6.78%
Time to maturity (years)	0.49
Probability of automatic conversion upon qualified financing	95.0%
Probability of optional conversion	2.5%
Probability of no conversion	2.5%
Conversion Price	$1.4784
In connection with the issuance and sale of Series B redeemable convertible preferred stock in October 2020 (Note 6), all of the outstanding principal and accrued interest of $8.1 million under the convertible notes was converted into 5,485,858 shares of Series B redeemable convertible preferred stock and the related preferred stock tranche liability. The fair value of the convertibles notes of $8.7 million on the date of conversion was determined using the Backsolve method based on the price of the Series B redeemable convertible preferred stock and, if purchased, the related preferred stock tranche liability.

The following table provides a roll-forward of the fair value of the convertible notes (in thousands):

Fair Value
Proceeds from issuance in August 2020	$8,000
Change in fair value of convertible notes	720
Conversion to Series B redeemable convertible preferred stock	(7,940)
Recognition of preferred stock tranche liability	(780)

Balance as of December 31, 2020	$—

Preferred Stock Tranche Liability
The initial and subsequent fair values of the preferred stock tranche liability recognized in connection with the issuance of Series B redeemable convertible preferred stock financing were determined with the assistance of a third-party valuation specialist using significant inputs not observable in the market which constitute Level 3 measurements within the fair value hierarchy.
The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability for fiscal year 2020 on initial closing on October 22, 2020, second closing on December 28, 2020 and subsequent measurement as of December 31, 2020 using a Monte Carlo valuation model and/or Black-Scholes option pricing model:

	October 22, 2020 Initial Measurement Date		December 28 and December 31, 2020 Subsequent Measurement Dates
	Tranche 2 Call Option	Tranche 3 Call Option	Tranche Features 2 and 3 Call Option	Tranche 2 and 3 Forward Contracts
Estimated fair value of Series B redeemable convertible preferred stock (1)	$1.25	$1.25	$1.62	$1.62
Discount rate	0.12%	0.17%	0.11%	0.11%
Time to liquidity (years)	0.9	2.2	0.5	0.5
Expected volatility	54.9%	54.9%	73.8%	N/A
Probability of call option and forward contract	N/A	N/A	10%	90%
Strike Price	$1.6427	$1.6427	$1.6427	$1.6427
Value of each tranche feature	$0.143	$0.199	$0.326	$(0.023)

(1)	Fair value of the Series B redeemable convertible preferred stock was estimated using the Backsolve method.
The weighted-average fair value of the tranche features on a per share basis was $0.172 as of October 22, 2020, $0.012 as of December 28, 2020 and December 31, 2020.
For the October 2020 issuance of Series B redeemable convertible preferred stock, certain investors received the right to participate in two additional closings at a fixed price which were valued as a call option (Note 6) when issued.

In connection with the December 2020 issuance of Series B redeemable convertible preferred stock, certain investors of Series B redeemable convertible preferred stock that held
48.65
% of the Company’s outstanding shares and have 2 seats on the Company’s board of directors, forfeited their rights to participate in two additional closings of Series B redeemable convertible preferred stock which resulted in the measurement of the preferred stock tranche liability as a combination of a call option and forward contract.
In January 2021, the Company issued additional Series B redeemable convertible preferred stock, and recorded an addition to the tranche liability of $
33 thousand
in recognition of the obligation to sell additional shares at a fixed price in the event that certain agreed-upon milestones are achieved or at the election of investors.
In April 2021, the Company’s Board of Directors determined that certain technical milestones within the Series B agreements had been achieved and approved the notice to call tranches 2 and 3, subject to requisite stockholders’ written election and related waivers. The second and third closings occurred on May 14, 2021 and all 39,366,050 shares of Series B redeemable convertible preferred stock were acquired thereby extinguishing the preferred stock tranche liability.
The value of the tranche rights acquired on May 14, 2021 was determined using the current value method as both tranches were called by the Company on the valuation date. The following reflects the significant quantitative inputs used in the valuation of the preferred stock tranche liability as of May 14, 2021 using a weighted comparable guideline IPO (high and low) and SPAC transactions for the public scenario and the Black-Scholes pricing model for the staying private scenario:

	May 14, 2021
	Tranches 2 and 3

	Public Scenario	Staying Private Scenario
	Call	Call
Estimated fair value of Series B redeemable convertible preferred stock	$2.18	$1.58
Scenario weighting	75.0%	25.0%
Value of each tranche feature	$1.637	$0.395

Weighted-average value of Series B redeemable convertible preferred stock	$2.032
The difference between the weighted-average value of Series B redeemable convertible preferred stock of $2.032 and the strike price of $1.6427 is the $0.3893 weighted-average fair value of the tranche feature on a per share basis as of May 14, 2021 for a total fair value of $15.2 million.

The following table provides a roll-forward of the change in the preferred stock tranche liability (in thousands):

Preferred Stock Tranche Liability

Initial closing on October 22, 2020	$6,120
Forfeiture of tranche rights	(780)
Change in fair value	(4,968)
Second closing on December 28, 2020	$63

Balance as of December 31, 2020	435
Recognition of tranche rights from January 2021 issuance	33
Change in fair value	14,742
Tranche liability extinguishment	(15,210)

Balance as of December 31, 2021	$—

DYNAMICS SPECIAL PURPOSE [Member]
Fair Value Measurements
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$230,031,946	$230,031,946	$—	$—
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$230,008,784	$230,008,784	$—	$—

NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities		$230,008,784	$230,008,784	$0	$0